ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

(in thousands of $)	2016	2015
Vessel operating and drydocking expenses	5,424	4,517
Administrative expenses	479	599
Interest expense	10,074	9,553
Provision for tax	1,461	6,561
	17,438	21,230